Preferred Stock (Aggregate Liquidation Preference Of Preferred Stock Issued And Outstanding) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Class of Stock [Line Items]
Aggregate amount at end of fiscal year	¥ 390,001	¥ 390,001
Preferred Stock [Member]
Class of Stock [Line Items]
Net change
Aggregate amount at end of fiscal year	390,001	390,001	390,001
Preferred Stock [Member] | Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Net change
Aggregate amount at end of fiscal year	390,000	390,000	390,000
Preferred Stock [Member] | Preferred Stock, Class 11 [Member]
Class of Stock [Line Items]
Net change
Aggregate amount at end of fiscal year	¥ 1	¥ 1	¥ 1